Lease (Maturities of Lease Liabilities under Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
LEASE [Abstract]
2022	$ 2,853
2023	2,240
2024	277
2025	98
2026	0
Thereafter	0
Total future lease payments	5,468
Less: imputed interest	327
Total present value of lease liabilities	$ 5,141	$ 4,962
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities	Liabilities
Weighted average remaining lease term	2 years 1 month 6 days
Weighted average discount rate	5.70%
Liabilities for leases	$ 200